Note 14 - Capital Stock (Details Textual) CAD / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 01, 2015 USD ($)	Feb. 28, 2004 CAD	Dec. 31, 2016 CAD / shares $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2016 USD ($)
Stockholders' Equity Note, Spinoff Transaction | $	$ (138,396)			$ (138,396)
Common Stock, Dividends, Per Share, Declared | $ / shares			$ 0.10	$ 0.14	$ 0.40
Share Price | CAD / shares			$ 49.49
Contingent Liabiilty upon Sale of Control | $						$ 132,562
First Payment [Member] | Chief Executive Officer [Member]
Percentage Payment of Shares Outstanding		5.00%
Payment Formula Base Price | CAD		CAD 3.324
Second Payment [Member] | Subordinate Voting Shares Conversion Rate [Member]
Payment Formula Base Price | CAD		CAD 6.472
Second Payment [Member] | Chief Executive Officer [Member]
Percentage Payment of Shares Outstanding		5.00%
Conversion from Old FSV Shares to Colliers Shares [Member]
Spin off Arrangement Stock Conversion Ratio	1
Conversion from Old FSV Shares to First Service Shares [Member]
Spin off Arrangement Stock Conversion Ratio	1
Subordinate Voting Shares [Member]
Number of Votes for Subordinate Voting Shares			1
Percentage of Original Base Price Payment Value	58.57%
Multiple Voting Shares [Member]
Number of Votes for Multiple Voting Shares			20